ROPES & GRAY LLP ONE METRO CENTER 700 12th STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM

December 20, 2011

Jeremy C. Smith (202) 508-4632 (202) 383-8331 jeremy.smith@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Opportunistic Credit Fund (File Nos. 333-175891, 811-22592)

Ladies and Gentlemen:

We are filing today via EDGAR, on behalf of DoubleLine Opportunistic Credit Fund (the “Fund”), Pre-Effective Amendment No. 3 to the Fund’s registration statement on Form N-2 (File Nos. 333-175891, 811-22592) pursuant to the Securities Act of 1933, as amended (Amendment No. 3 pursuant to the Investment Company Act of 1940, as amended) (the “Amendment”).

No fees are required in connection with this filing. Please direct any questions regarding this filing to me at (202) 508-4632. Thank you for your attention in this matter.

Sincerely,

/s/ Jeremy C. Smith
Jeremy C. Smith

cc:	Keith T. Kirk

Timothy W. Diggins